Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net interest expense		£ 985	£ 2,151	£ 1,904
– interest income	[1],[2]	19,414	17,782	6,535
– interest expense	[3]	(18,429)	(15,631)	(4,631)
Net fee income/(expense)		1,275	1,229	1,295
– fee income		2,758	2,594	2,593
– fee expense		(1,483)	(1,365)	(1,298)
Net income from financial instruments held for trading or managed on a fair value basis		4,726	3,395	2,875
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		857	1,168	(1,370)
Changes in fair value of long-term debt and related derivatives		2	(63)	102
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		413	284	143
Net gains/(losses) from financial investments		22	(84)	(60)
(Losses)/gains recognised on Assets held for sale	[4]	(100)	296	(1,947)
Insurance finance (expense)/income		(984)	(1,184)	1,106
Insurance service result		171	124	121
– Insurance revenue		398	379	361
– Insurance service expense		(227)	(255)	(240)
Other operating income		106	190	135
Net operating income before change in expected credit losses and other credit impairment charges	[5]	7,473	7,506	4,304
Change in expected credit losses and other credit impairment charges		(163)	(169)	(222)
Net operating income		7,310	7,337	4,082
Total operating expenses		(5,260)	(5,142)	(5,251)
– employee compensation and benefits		(1,672)	(1,706)	(1,698)
– general and administrative expenses		(3,440)	(3,375)	(3,425)
– depreciation and impairment of property, plant and equipment and right of use assets		(71)	(45)	(103)
– amortisation and impairment of intangible assets		(77)	(16)	(25)
Operating profit/(loss)		2,050	2,195	(1,169)
Share of profit/(loss) in associates and joint ventures		18	(43)	(30)
Profit/(loss) before tax		2,068	2,152	(1,199)
Tax (charge)/credit		(785)	(427)	646
Profit/(loss) for the year		1,283	1,725	(553)
Profit/(loss) attributable to the parent company		1,253	1,703	(563)
Profit attributable to non-controlling interests		£ 30	£ 22	£ 10

[1]	Interest income includes £17,467m (2023: £16,484m; 2022: £5,512m) of interest recognised on financial assets measured at amortised cost; £9m (2023: £42m; 2022: £422m) of negative interest recognised on financial liabilities and £1,944m (2023: £1,256m; 2022: £601m) of interest recognised on financial assets measured at fair value through other comprehensive income. Include within this is £97m (2023: £117m; 2022: £59m) interest recognised on impaired financial assets.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes £17,195m (2023: £14,226m; 2022: £3,740m) of interest on financial liabilities, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	In relation to the sale of our retail banking operations in France, we recognised a £1.7bn impairment loss in 3Q22 on initial classification of the business as held-for-sale. In 1Q23, we reversed the £1.7bn impairment loss as the sale became less certain. On subsequent re-classification of the business as held-for-sale in 4Q23, we recognised a £1.5bn impairment loss.
[5]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.